REVENUE AND CONTRACT BALANCES	6 Months Ended
Jun. 30, 2024
REVENUE AND CONTRACT BALANCES [Abstract]
REVENUE AND CONTRACT BALANCES
7.     REVENUE AND CONTRACT BALANCES

The Group derives revenues in the following major categories:
	Periods ended June 30,
In thousands of USD	2024	2023
Self-mining	90,084	34,713
Cloud hash rate
Hash rate subscription	18,400	21,877
Electricity subscription	11,713	13,994
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	229	168
Sales of mining machines	-	2
Cloud hosting arrangements (2)	1,001	1,805
General hosting	49,525	49,911
Membership hosting	41,669	40,435
Others (1)	6,114	3,498
Total revenues	218,735	166,403

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, the sale of mining machine peripherals, the sale of containerized solution product and providing AI cloud services.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2024 and 2023.

Revenue concentration for the six months ended June 30, 2024 and 2023 is as below:

	Six months ended June 30,
	2024	2023
Customer A	*	22.18%
Customer B	10.07%	*

* Less than 10%

Contract assets and liabilities

A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for expected credit losses and are reclassified to receivables when the right to the consideration has become unconditional. As of June 30, 2024 and December 31, 2023, the Group did not have any contract assets.

A contract liability is recognized when the customer pays consideration for goods or services before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized. As of June 30, 2024 and December 31, 2023, the Group had contract liabilities, presented as deferred revenue and deferred revenue from a related party on the unaudited condensed consolidated statements of financial position, of approximately US$119.9 million and US$144.3 million. Approximately US$33.1 million and US$29.2 million, included in the deferred revenue balances at January 1, 2024 and 2023, respectively, was recognized as revenue during the six months ended June 30, 2024 and 2023.